Intangible assets (Tables)	12 Months Ended
Jun. 30, 2019
Intangible Assets [Abstract]
Schedule of intangible assets

	Goodwill	Trademarks	Licenses	Customer relations	Information systems and software	Contracts and others (ii)	Total
Balance at June 30, 2017
Costs	5,613	8,127	2,018	9,558	8,132	3,608	37,056
Accumulated amortization	-	(165)	(423)	(4,398)	(5,526)	(1,494)	(12,006)
Net book amount at June 30, 2017	5,613	7,962	1,595	5,160	2,606	2,114	25,050
Additions	-	-	-	5	1,000	160	1,165
Disposals	-	-	-	-	-	-	-
Transfers	-	-	-	-	-	(28)	(28)
Deconsolidation (see Note 4.I.)	(4,207)	(5,445)	-	(709)	(798)	(178)	(11,337)
Cumulative translation adjustment	1,623	2,349	386	815	731	276	6,180
Amortization charges (i)	-	(79)	(151)	(1,691)	(947)	(718)	(3,586)
Assets incorporated by business combination	1,819	-	-	-	-	26	1,845
Balance at June 30, 2018	4,848	4,787	1,830	3,580	2,592	1,652	19,289
Costs	4,848	5,083	6,800	10,773	4,852	4,497	36,853
Accumulated amortization	-	(296)	(4,970)	(7,193)	(2,260)	(2,845)	(17,564)
Net book amount at June 30, 2018	4,848	4,787	1,830	3,580	2,592	1,652	19,289
Additions	-	-	-	11	1,061	1,532	2,604
Impairment	(129)	-	-	-	-	-	(129)
Disposals	-	-	-	-	(43)	-	(43)
Cumulative translation adjustment	(129)	(141)	(68)	(218)	(40)	35	(561)
Amortization charges (i)	-	(86)	(151)	(1,168)	(902)	(939)	(3,246)
Balance at June 30, 2019	4,590	4,560	1,611	2,205	2,668	2,280	17,914
Costs	4,590	4,942	6,624	14,189	4,514	6,025	40,884
Accumulated amortization	-	(382)	(5,013)	(11,984)	(1,846)	(3,745)	(22,970)
Net book amount at June 30, 2019	4,590	4,560	1,611	2,205	2,668	2,280	17,914

(i)	Amortization charge was recognized in the amount of Ps. 736 and Ps. 759 under "Costs", in the amount of Ps. 944 and Ps. 879 under "General and administrative expenses" and Ps. 1,566 and Ps. 1,578 under "Selling expenses" as of June 30, 2019 and 2018, respectively in the Statements of Income (Note 23). In addition, a charge of Ps. 370 was recognized under "Discontinued operations" as of June 30, 2018.
(ii)	Includes other non-significant business combinations.

Schedule of main data and assumptions used in the calculation of goodwill

June 30, 2019 (NIS)
Net value of the CGU net of taxes	NIS 294
Value of the net operating assets of the telecommunications CGU of Israel (including brands and excluding goodwill)	NIS 3,668
Value of goodwill of the CGU	NIS 268
Annual discount rate after tax	8.5%
Long-term growth rate	1.5%
Long-term market share	25%
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	NIS 55.50

Schedule of recoverable amount of CGU
Annual net discount rate after taxes	9.20%
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	NIS 53